UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bruce & Co., Inc.
Address:  20 N. Wacker Drive
          Suite 2414
          Chicago, IL 60606

Form 13F File Number:  028-11869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Jeffrey Bruce
Title:    Vice President
Phone:    312-236-9160

Signature, Place, and Date of Signing:

     /s/ R. Jeffrey Bruce           Chicago, IL               05-14-2013
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           55

Form 13F Information Table Value Total:  $   291,237
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                      Title of                   Value       Shs/     SH/  PUT/    Invest                         voting auth.
Name of Issuer        Class          CUSIP      (x$1000)    Prn Amt.  PRN  CALL  Discretion  other mgr.      SOLE   SHARED   OTHER
------------------------------------------------------------------------------------------------------------------------------------
Abbott                Common         002824100     8,275      234,300  SH           sole       none         234,300
Abbvie                Common         00287Y109     9,554      234,300  SH           sole       none         234,300
AES CORP  Pfd. C      Pfd 6.75%      00808N202     2,320       46,400  SH           sole       none          46,400
Allstate              Common         020002101    16,045      327,000  SH           sole       none         327,000
AMERCO                Common         023586100    43,315      249,600  SH           sole       none         249,600
Agenus                Common         00847G705       908      233,515  SH           sole       none         233,515
Ashland               Common         044209104     1,857       25,000  SH           sole       none          25,000
Sandridge Energy      Common         80007P307     2,013      382,168  SH           sole       none         382,168
Sandridge Energy      Pfd 8.5%       80007P604     5,580       60,000  SH           sole       none          60,000
Calpine               Common         131347304     5,345      294,849  SH           sole       none         294,849
C&J Energy            Common         12467B304     6,870      300,000  SH           sole       none         300,000
Biosante              Cv 3.125%      150921ac8     2,086    2,220,850  PRN          sole       none       2,220,850
BPZ Resources         Cv 6.5%        055639aa6     2,478    3,000,000  PRN          sole       none       3,000,000
Bunge                 Common         G16962105     1,775       25,000  SH           sole       none          25,000
Bunge                 Pfd 4.875%     032549322     1,768       17,000  SH           sole       none          17,000
DeCode Genetics       Cv 3.5%        243586AB0       867   24,787,000  PRN          sole       none      24,787,000
Diamond Foods         Common         252603105     5,445      323,000  SH           sole       none         323,000
Direct TV             Common         25490A101     4,896       86,500  SH           sole       none          86,500
Double Eagle          Common         258570209       706      156,919  SH           sole       none         156,919
DURECT CORP           Common         266605104     1,617    1,215,973  SH           sole       none       1,215,973
EDAP                  Common         268311107     6,528    1,565,494  SH           sole       none       1,565,494
ELAN CORP PLC         Common         284131208     1,693      165,900  SH           sole       none         165,900
Endeavor              Cv 5.5%        29257MAD2     6,932   11,750,000  PRN          sole       none      11,750,000
Exxon                 Common         30231G102       435        5,184  SH           sole       none           5,184
Flotek                Common         343389102    14,856      908,671  SH           sole       none         908,671
Nextera Energy        Common         302571104     9,632      124,000  SH           sole       none         124,000
GAINSCO INC           Common         363127200     2,106      240,727  SH           sole       none         240,727
Hospira               Common         441060100       312       10,000  SH           sole       none          10,000
IBM                   Common         459200101    12,226       57,400  SH           sole       none          57,400
Integrys Energy       Common         92931B106     2,109       37,094  SH           sole       none          37,094
Intermune             Cv 5.0%        45884XAD5     1,510    1,500,000  PRN          sole       none       1,500,000
Intermune             Cv 2.5%        45884XAF0     2,600    2,500,000  PRN          sole       none       2,500,000
INTERNET CAPITAL      Common         46059C205     2,013      161,300  SH           sole       none         161,300
Kinross               Common         496902404     2,734      344,848  SH           sole       none         344,848
Kellogg               Common         487836108       237        4,436  SH           sole       none           4,436
Mannkind              Cv 3.75%       56400PAA0    13,504   15,005,000  PRN          sole       none      15,005,000
Mannkind              Cv 5.75% 144A  56400PAB8     9,466   11,270,000  PRN          sole       none      11,270,000
MERCK & CO INC        Common         589331107    11,566      261,500  SH           sole       none         261,500
Midway Games          Cv 6%          598148AB0       381    2,700,000  PRN          sole       none       2,700,000
Titan Wheel           Common         88830m102     8,959      425,000  SH           sole       none         425,000
Titan Wheel           Cv 5.625%      888305aa7     2,350    1,000,000  SH           sole       none       1,000,000
Omega Protein         Common         68210P107     6,882      640,270  SH           sole       none         640,270
Oscient Pharm Corp    Cv 12.5%       68812RAD7       129    2,499,575  PRN          sole       none       2,499,575
Petroquest            Pfd 6.875%     716748207     6,682      202,500  SH           sole       none         202,500
PFIZER INC            Common         717081103    12,467      432,000  SH           sole       none         432,000
Pepco Holding         Common         713291102     1,156       60,900  SH           sole       none          60,900
RLI CORP              Common         749607107     5,460       76,000  SH           sole       none          76,000
Rochester Medical     Common         771497104     1,239       84,800  SH           sole       none          84,800
Solitario             Common         8342EP107       406      254,040  SH           sole       none         254,040
Unisource Energy      Common         909205106     7,175      175,000  SH           sole       none         175,000
US Ecology            Common         91732J102       671       25,300  SH           sole       none          25,300
Astrotech             Common         846243400       856    1,070,073  SH           sole       none       1,070,073
Viropharma            Cv 2%          928241AH1     4,500    3,000,000  PRN          sole       none       3,000,000
XM Sirius             Cv 7%          98375YAU0     7,080    4,000,000  PRN          sole       none       4,000,000
XEL Energy            Common         98389B100       665       24,011  SH           sole       none          24,011